CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 18,334	$ 35,232
Accounts receivable, net	7,442	3,629
Inventories	20,872	16,041
Prepaid expenses and other current assets	6,377	2,186
Total current assets	53,025	57,088
Property and equipment, net	31,114	14,714
Identifiable intangibles, net	167	191
Restricted cash		400
Other	2,776	149
Total assets	87,082	72,542
Current liabilities:
Accounts payable	17,387	11,527
Accrued liabilities	22,233	16,063
Deferred revenue and gift card liability	7,334	4,615
Current maturities of long-term debt, net	11,979	866
Current maturities of capital lease obligations	85	469
Total current liabilities	59,018	33,540
Non-current liabilities:
Long-term debt, net	22,712	12,170
Capital lease obligations, net of current maturities	228	727
Other non-current liabilities	334
Total non-current liabilities	23,274	12,897
Total liabilities	82,292	46,437
Commitments and Contingencies
Series A preferred equity, less issuance costs (151,406 and 150,000 units authorized, issued and outstanding as of December 31, 2021 and 2020, respectively)	154,281	128,983
Members' deficit (18,769 Class A units and 73,890 Class B units authorized, issued and outstanding as of December 31, 2021 and 2020)	(149,491)	(102,878)
Total liabilities, Series A preferred units and members' deficit	$ 87,082	$ 72,542